Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories
	As of December 31,
	2020	2019
	NIS millions

Handsets	45	38
Accessories	10	8
Spare parts	18	20
	73	66